Notes Receivable from Participants	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Debt [Line Items]
Notes Receivable from Participants	Notes Receivable from Participants
The Plan had participant loans outstanding at December 31, 2025 and December 31, 2024 of $96.4 million and $93.8 million, respectively.  The net increase of $2.6 million for 2025 represents loan issuances of $51.7 million less loan retirements and payments toward outstanding loans of $49.1 million. Delinquent notes receivable from participants are reclassified to benefit payments based on terms of the Plan document.